Quarterly Holdings Report
for

Fidelity Asset Manager® 30%

June 30, 2019

TAN-QTLY-0819
1.849901.111

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 28.1%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	899,750	$4,363,786
Fidelity Communication Services Central Fund (a)	139,128	28,405,682
Fidelity Consumer Discretionary Central Fund (a)	99,962	34,202,853
Fidelity Consumer Staples Central Fund (a)	108,066	21,556,932
Fidelity Emerging Markets Equity Central Fund (a)	168,720	36,921,072
Fidelity Energy Central Fund (a)	143,714	15,304,074
Fidelity Financials Central Fund(a)	597,944	60,936,516
Fidelity Health Care Central Fund (a)	112,036	48,959,580
Fidelity Industrials Central Fund (a)	114,800	33,207,052
Fidelity Information Technology Central Fund (a)	192,370	75,507,078
Fidelity International Equity Central Fund (a)	975,552	76,317,469
Fidelity Materials Central Fund (a)	42,237	8,577,505
Fidelity Real Estate Equity Central Fund (a)	142,460	16,565,274
Fidelity Utilities Central Fund (a)	58,378	11,146,093
TOTAL EQUITY CENTRAL FUNDS
(Cost $370,545,644)		471,970,966

Fixed-Income Central Funds - 47.4%
High Yield Fixed-Income Funds - 2.0%
Fidelity Emerging Markets Debt Central Fund (a)	899,317	8,633,444
Fidelity Floating Rate Central Fund (a)	81,687	8,285,511
Fidelity High Income Central Fund (a)	151,242	16,867,969

TOTAL HIGH YIELD FIXED-INCOME FUNDS		33,786,924

Investment Grade Fixed-Income Funds - 45.4%
Fidelity Inflation-Protected Bond Index Central Fund (a)	794,992	81,287,983
Fidelity International Credit Central Fund (a)	100,527	10,236,653
Fidelity Investment Grade Bond Central Fund (a)	6,053,024	670,311,863

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		761,836,499

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $761,556,864)		795,623,423

Money Market Central Funds - 17.3%
Fidelity Cash Central Fund 2.42% (b)	49,288,142	49,298,000
Fidelity Money Market Central Fund 2.57% (b)	207,656,074	207,676,840
Fidelity Securities Lending Cash Central Fund 2.42% (b)(c)	32,712,479	32,715,750
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $289,675,820)		289,690,590
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 2.11% to 2.39% 7/5/19 to 9/26/19 (d)
(Cost $3,908,538)	3,920,000	3,909,476
	Shares	Value

Investment Companies - 9.0%
iShares 20+ Year Treasury Bond ETF (e)	242,547	$32,212,667
iShares Core MSCI Emerging Markets ETF	1,341,009	68,981,502
iShares MSCI Japan ETF	451,508	24,643,307
iShares S&P 500 Index ETF	86,221	25,413,640
TOTAL INVESTMENT COMPANIES
(Cost $148,460,427)		151,251,116
TOTAL INVESTMENT IN SECURITIES - 102.0%
(Cost $1,574,147,293)		1,712,445,571
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(33,221,481)
NET ASSETS - 100%		$1,679,224,090

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	747	Sept. 2019	$71,835,255	$(2,022,376)	$(2,022,376)

The notional amount of futures sold as a percentage of Net Assets is 4.3%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,909,476.

 (e) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,297,437
Fidelity Commodity Strategy Central Fund	35,044
Fidelity Communication Services Central Fund	132,491
Fidelity Consumer Discretionary Central Fund	1,178,095
Fidelity Consumer Staples Central Fund	1,863,906
Fidelity Emerging Markets Debt Central Fund	364,591
Fidelity Emerging Markets Equity Central Fund	1,371,002
Fidelity Energy Central Fund	239,624
Fidelity Financials Central Fund	3,435,725
Fidelity Floating Rate Central Fund	695,392
Fidelity Health Care Central Fund	2,612,811
Fidelity High Income Central Fund	223,094
Fidelity High Income Central Fund 1	927,027
Fidelity Industrials Central Fund	1,649,744
Fidelity Inflation-Protected Bond Index Central Fund	1,827,761
Fidelity Information Technology Central Fund	11,921,401
Fidelity International Credit Central Fund	408,175
Fidelity International Equity Central Fund	4,824,574
Fidelity Investment Grade Bond Central Fund	17,183,102
Fidelity Materials Central Fund	718,128
Fidelity Money Market Central Fund	3,888,784
Fidelity Real Estate Equity Central Fund	262,036
Fidelity Securities Lending Cash Central Fund	13,972
Fidelity Utilities Central Fund	963,773
Total	$58,037,689

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of payments to and from borrowers of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$--	$4,987,711	$173,358	$(3,758)	$(446,809)	$4,363,786	1.8%
Fidelity Communication Services Central Fund	6,691,539	20,138,339	1,069,961	5,570	2,640,195	28,405,682	1.6%
Fidelity Consumer Discretionary Central Fund	38,379,336	4,385,620	7,582,424	19,218	(998,897)	34,202,853	1.7%
Fidelity Consumer Staples Central Fund	20,296,601	3,374,880	1,921,025	(183,067)	(10,457)	21,556,932	1.6%
Fidelity Emerging Markets Debt Central Fund	7,879,274	939,518	356,607	495	170,764	8,633,444	0.3%
Fidelity Emerging Markets Equity Central Fund	16,094,590	22,329,004	2,415,523	(82,039)	995,040	36,921,072	3.4%
Fidelity Energy Central Fund	19,863,660	1,464,512	1,812,042	(168,943)	(4,043,113)	15,304,074	1.7%
Fidelity Financials Central Fund	61,741,989	7,795,280	7,205,714	(470,568)	(924,471)	60,936,516	1.8%
Fidelity Floating Rate Central Fund	15,857,545	1,800,943	9,093,496	374,739	(654,220)	8,285,511	0.4%
Fidelity Health Care Central Fund	52,962,678	6,068,508	5,618,445	98,129	(4,551,290)	48,959,580	1.7%
Fidelity High Income Central Fund	--	369,519	10,034,511	(24,569)	(56,917)	16,867,969	0.7%
Fidelity High Income Central Fund 1	23,805,744	3,738,981	985,427	(6,707)	61,856	--	0.0%
Fidelity Industrials Central Fund	34,788,287	4,006,203	3,772,678	(174,483)	(1,640,277)	33,207,052	1.7%
Fidelity Inflation-Protected Bond Index Central Fund	65,181,254	36,559,203	21,625,085	(159,041)	1,331,652	81,287,983	5.9%
Fidelity Information Technology Central Fund	91,858,089	20,142,157	20,979,792	(2,244,600)	(13,268,776)	75,507,078	1.7%
Fidelity International Credit Central Fund	9,185,262	1,098,068	427,960	(772)	302,515	10,236,653	5.5%
Fidelity International Equity Central Fund	74,803,125	11,188,338	4,647,474	(107,015)	(4,919,505)	76,317,469	2.9%
Fidelity Investment Grade Bond Central Fund	655,962,465	68,588,391	87,119,433	(446,527)	33,326,967	670,311,863	4.4%
Fidelity Materials Central Fund	9,195,331	1,420,726	850,846	(144,603)	(1,043,103)	8,577,505	1.8%
Fidelity Real Estate Equity Central Fund	6,687,035	9,787,066	306,931	3,009	395,095	16,565,274	5.6%
Fidelity Utilities Central Fund	10,419,472	1,729,882	1,139,252	16,861	119,130	11,146,093	1.8%
Total	$1,221,653,276	$231,912,849	$189,137,984	$(3,698,671)	$6,785,379	$1,267,594,389

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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